Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 9,605	$ 17,236
Trade and other receivables	4,518	5,426
Other financial assets	475	629
Inventories	4,912	4,935
Current tax assets	444	263
Other	149	175
Total current assets	20,103	28,664
Non-current assets
Trade and other receivables	147	153
Other financial assets	870	802
Inventories	1,391	1,315
Property, plant and equipment	62,178	61,295
Intangible assets	1,397	1,369
Investments accounted for using the equity method	1,568	1,420
Deferred tax assets	54	56
Other	116	92
Total non-current assets	67,721	66,502
Total assets	87,824	95,166
Current liabilities
Trade and other payables	4,882	6,687
Interest bearing liabilities	2,015	2,622
Other financial liabilities	376	579
Current tax payable	469	3,032
Provisions	4,104	3,965
Deferred income	43	34
Total current liabilities	11,889	16,919
Non-current liabilities
Interest bearing liabilities	12,686	13,806
Other financial liabilities	2,498	1,997
Non-current tax payable	65	87
Deferred tax liabilities	3,367	3,063
Provisions	10,717	10,478
Deferred income	50	50
Total non-current liabilities	29,383	29,481
Total liabilities	41,272	46,400
Net assets	46,552	48,766
EQUITY
Treasury shares	(20)	(31)
Reserves	(28)	12
Retained earnings	37,912	40,338
Total equity attributable to BHP shareholders	42,601	44,957
Non-controlling interests	3,951	3,809
Total equity	46,552	48,766
BHP Group Limited [member]
EQUITY
Share capital	$ 4,737	$ 4,638